Employee Benefit Programs	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Programs

Note 8—Employee Benefit Programs

401(k) Plan

The Company sponsors a 401(k) plan available to employees of its U.S.-based subsidiaries. Participants may make salary deferral contributions not to exceed 50% of a participant’s compensation in a plan year or the maximum amount otherwise allowed by law. Eligible employees receive a discretionary matching contribution equal to 50% of each participant’s deferral, up to an annual maximum of two thousand five hundred dollars. Matching contributions were $128 and $133 for the first quarter of 2017 and 2016, respectively.

Medical Insurance

The Company sponsors a self-insured group medical insurance plan for its U.S. employees and their dependents. The self-insured plan is designed to provide a specified level of coverage, with stop-loss coverage provided by a commercial insurer, in order to limit the Company’s exposure. Expense incurred related to this plan was $693 and $685 for the first quarter of 2017 and 2016, respectively.

Note 8—Employee Benefit Programs

401(k) Plan

The Company sponsors a 401(k) plan available to employees of its United States-based subsidiaries. Participants may make salary deferral contributions not to exceed 50% of a participant’s compensation in a plan year or the maximum amount otherwise allowed by law. Eligible employees receive a discretionary matching contribution equal to 50% of each participant’s deferral, up to an annual maximum of two thousand five hundred dollars. For 2016, 2015, and 2014, matching contributions were $332, $370, and $321, respectively.

Medical Insurance

The Company sponsors a self-insured group medical insurance plan for its U.S. employees and their dependents. The self-insured plan is designed to provide a specified level of coverage, with stop-loss coverage provided by a commercial insurer, in order to limit the Company’s exposure. For 2016, 2015, and 2014, expense incurred related to this plan was $2,198, $2,829, and $1,894, respectively.